Inventories (Details) - Schedule of Adjustment to Recoverable Value of Inventories of Agricultural Products - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Adjustment To Recoverable Value Of Inventories Of Agricultural Products Abstract
Balance beginning	R$ (7,775)	R$ (23,484)
Adjustment to recoverable value of agricultural products, net	(47,708)	(50,822)
Realization as cost of sales	36,918	66,531
Balance ending	R$ (18,565)	R$ (7,775)